FINANCIAL RISK MANAGEMENT - Currency Exposure (Details) - USD ($) $ in Millions		Dec. 31, 2022	Dec. 31, 2021
Assets
Current assets		$ 4,880	$ 3,866
Non-current assets		22,496	12,054
Total assets		27,376	15,920
Liabilities
Current liabilities		5,985	5,629
Non-current liabilities		17,320	9,155
Total liabilities		23,305	14,784
Non-controlling interests		3,712	1,652
Net investment attributable to Brookfield Business Partners	[1]	359	(516)
USD
Assets
Current assets		2,463	1,438
Non-current assets		13,591	3,322
Total assets		16,054	4,760
Liabilities
Current liabilities		3,512	3,096
Non-current liabilities		11,724	3,857
Total liabilities		15,236	6,953
Non-controlling interests		1,798	(262)
Net investment attributable to Brookfield Business Partners		(980)	(1,931)
AUD
Assets
Current assets		930	1,026
Non-current assets		4,824	5,093
Total assets		5,754	6,119
Liabilities
Current liabilities		981	1,173
Non-current liabilities		3,038	3,144
Total liabilities		4,019	4,317
Non-controlling interests		837	878
Net investment attributable to Brookfield Business Partners		898	924
GBP
Assets
Current assets		379	454
Non-current assets		340	384
Total assets		719	838
Liabilities
Current liabilities		770	854
Non-current liabilities		92	69
Total liabilities		862	923
Non-controlling interests		(33)	(13)
Net investment attributable to Brookfield Business Partners		(110)	(72)
CAD
Assets
Current assets		88	65
Non-current assets		61	56
Total assets		149	121
Liabilities
Current liabilities		81	82
Non-current liabilities		72	10
Total liabilities		153	92
Non-controlling interests		12	14
Net investment attributable to Brookfield Business Partners		(16)	15
EUR
Assets
Current assets		324	237
Non-current assets		284	283
Total assets		608	520
Liabilities
Current liabilities		155	101
Non-current liabilities		100	103
Total liabilities		255	204
Non-controlling interests		208	168
Net investment attributable to Brookfield Business Partners		145	148
BRL
Assets
Current assets		390	341
Non-current assets		3,219	2,696
Total assets		3,609	3,037
Liabilities
Current liabilities		364	198
Non-current liabilities		2,194	1,833
Total liabilities		2,558	2,031
Non-controlling interests		757	729
Net investment attributable to Brookfield Business Partners		294	277
Other
Assets
Current assets		306	305
Non-current assets		177	220
Total assets		483	525
Liabilities
Current liabilities		122	125
Non-current liabilities		100	139
Total liabilities		222	264
Non-controlling interests		133	138
Net investment attributable to Brookfield Business Partners		$ 128	$ 123

[1]	Common equity is attributable to the partnership both prior to the special distribution and subsequent thereto as a result of the partnership holding all of the class C shares issued by the company. See Note 2(b), for further details.